Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts receivable	$ 18,000	$ 19,000	$ 19,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	720,000,000	720,000,000	300,000,000
Common stock, shares issued	2,147,773	1,596,195	151,175,053
Common stock, shares outstanding	2,147,773	1,596,195	151,175,053
Convertible Redeemable Series G Preferred stock [Member]
Convertible Redeemable Preferred stock, par value		$ 0.001	$ 0.001
Convertible Redeemable Preferred stock, shares authorized		0	5,000,000
Convertible Redeemable Preferred stock, shares issued		0	5,000,000
Convertible Redeemable Preferred stock, shares outstanding		0	5,000,000
Convertible Redeemable Preferred stock, liquidation preference		$ 0	$ 5,000,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	300,000	300,000	300,000
Preferred stock, shares outstanding	300,000	300,000	300,000
Liquidation preference	$ 435,000	$ 421,000	$ 403,000
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50	50	50
Preferred stock, shares issued	43	43	43
Preferred stock, shares outstanding	43	43	43
Liquidation preference	$ 4,320,000	$ 4,320,000	$ 4,320,000
Series G Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	0
Preferred stock, shares issued	5,000,000	5,000,000	0
Preferred stock, shares outstanding	5,000,000	5,000,000	0
Liquidation preference	$ 5,000,000	$ 5,000,000	$ 0
Series H-1 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000	2,000	0
Preferred stock, shares issued	0	1,482	0
Preferred stock, shares outstanding	0	1,482	0
Series H-2 Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500	500	0
Preferred stock, shares issued	500	500	0
Preferred stock, shares outstanding	500	500	0
Previously Reported [Member]
Common stock, shares issued		239,429,170
Common stock, shares outstanding		239,429,170